Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and Cash Equivalents	$ 3,598,012	$ 4,754,597
Restricted Cash	32,933	129,778
Accounts Receivable, Net	2,158,971	281,049
Inventory, Net	1,295,633	324,515
Other Current Assets	548,312	435,581
Total Current Assets	7,633,861	5,925,520
Property and Equipment, Net	76,988	98,575
Intangible Asset, Net	1,131,962	792,612
Other Assets	219,280	444,723
Total Assets	9,062,091	7,261,430
CURRENT LIABILITIES
Accounts and Other Payables	2,701,427	1,110,087
Short Term Debt	283,473	348,771
Current Maturities of Long-Term Debt	125,988
Total Current Liabilities	3,110,888	1,458,858
Long-term Debt	419,960
Total Liabilities	3,530,848	1,458,858
STOCKHOLDERS’ EQUITY
Preferred Stock, $0.00001 par value; 12,500,000 shares authorized, no preferred shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively
Common Stock, $0.00001 par value; 4,687,500 shares authorized; 2,408,071 and 2,021,237 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	24	20
Additional Paid-In Capital	56,012,141	54,065,775
Non-controlling Interest	(132,605)	(99,048)
Accumulated Other Comprehensive Loss	(249,035)	(222,380)
Accumulated Deficit	(50,099,282)	(47,941,795)
Total Stockholders’ Equity	5,531,243	5,802,572
Total Liabilities and Stockholders’ Equity	$ 9,062,091	$ 7,261,430